Share-Based Compensation - Schedule of restricted stock and RSU activity (Details) - $ / shares	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2015	Jun. 29, 2019	Dec. 31, 2018
Restricted stock unit
Number of Shares of Restricted Stock
Outstanding, beginning balance (in shares)			0
Granted (in shares)			70,360
Outstanding, ending balance (in shares)			70,360	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning balance (in dollars per share)			$ 0.00
Weighted Average Grant Date Fair Value Per Share, Granted (in dollars per share)			168.10
Outstanding, ending balance (in dollars per share)			$ 168.10	$ 0.00
Restricted stock
Number of Shares of Restricted Stock
Outstanding, beginning balance (in shares)			100,127	0
Granted (in shares)	135,791	1,006,658	99,433	135,791
Vested/Released (in shares)			(35,667)	(35,664)
Cancelled/Forfeited (in shares)				0
Outstanding, ending balance (in shares)			163,893	100,127
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning balance (in dollars per share)			$ 17.03	$ 0.00
Weighted Average Grant Date Fair Value Per Share, Granted (in dollars per share)			20.02	17.03
Weighted Average Grant Date Fair Value Per Share, Cancelled/Forfeited (in dollars per share)				17.03
Outstanding, ending balance (in dollars per share)	$ 17.03		$ 19.46	$ 17.03
Restricted Stock Activity, Additional Disclosures
Weighted Average Remaining Contractual Life (Years)			1 year 9 months 18 days	1 year 7 months 6 days